Deferred Tax Effects of Principal Temporary Differences (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Effects of Principal Temporary Differences
Allowance for possible loan losses	$ 3,309	$ 3,392	$ 3,519
Deferred compensation	2,516	2,420	2,234
Write down of other real estate	314	1,152	1,621
Deferred gain on OREO sale	188	202
Amortization of core deposit intangible	(272)	423	575
Recognition of nonaccrual loan income	111	152	66
Unrealized gain (loss) on available for sale securities	6,613	(2,212)	(1,892)
Post retirement benefit obligation	1,849	1,733	1,643
Accelerated depreciation	(822)	(630)	(562)
Amortization of goodwill	(2,591)	(2,376)	(2,152)
Alternative Minimum Tax		402	422
Dividend Income - F&M West	(372)	(219)	(241)
Prepaid Expense	(178)	(185)
Other	(304)	(368)	(360)
Net deferred tax assets	$ 10,905	$ 3,884	$ 4,872